As filed with the Securities and Exchange Commission on August 8, 2007.

Securities Act Registration No. 333-142681

Investment Company Registration No. 811-02328


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                        Pre-Effective Amendment No. 3              |X|
                      Post-Effective Amendment No. ___             |_|
                                     And/or
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            |X|
                              AMENDMENT NO. 16                     |X|


                       Boulder Growth & Income Fund, Inc.
               (Exact Name of Registrant as Specified In Charter)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                    (Address of Principal Executive Offices)

                                 (303) 444-5483
              (Registrant's Telephone Number, including Area Code)

                             Stephen C. Miller, Esq.
                            Joel L. Terwilliger, Esq.
                        Boulder Investment Advisers, LLC
                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Arthur L. Zwickel, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                       515 South Flower Street, 25th Floor
                              Los Angeles, CA 90071


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [x]

It is proposed that the filing will become effective when declared effective pursuant to Section 8(c). [x]

         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


====================================================================================================================================
                                                                       Proposed                Proposed
Title of Securities                                                Maximum Offering        Maximum Aggregate         Amount of
Being Registered                         Amount Being Registered    Price per Unit          Offering Price        Registration Fee
------------------------------------------------------------------------------------------------------------------------------------


Shares of Common Stock,
par value $.01 per share ("Shares")         3,801,119 Shares           $8.44               $32,081,444.36(1)          $3,432.72
------------------------------------------------------------------------------------------------------------------------------------


(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the net asset value per share of the Boulder Growth & Income Fund, Inc., as determined on August 3, 2007.


The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                       BOULDER GROWTH & INCOME FUND, INC.

                                    Form N-2

                              CROSS REFERENCE SHEET




PART C  OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The Registrant has prepared this Pre-effective Amendment No. 3 to its Registration Statement on Form N-2 for the purpose of filing Exhibit 2(l)(ii) Opinion and consent of Venable LLP. Pre-Effective Amendment No. 3 does not modify any provisions of the Prospectus or Statement of Additional Information constituting Part A and Part B of the Registration Statement and, accordingly, such Prospectus and Statement of Additional Information have not been included herein.

Part C.  Other Information.

Item 24.  Financial Statements and Exhibits

     1.   Financial Statements:

          a. Part A. Financial highlights are included in Part A (Prospectus) of this Registration Statement.

          b. Part B. The Fund's financial statements are included in the Fund's 2006 annual report and are incorporated by reference into the Statement of Additional Information of this Registration Statement. The statements in the 2006 annual report include:

               i.   Report of Independent Accountants. (1)

               ii.  Statement of assets and liabilities as of November 30, 2006.
                    (1)

               iii. Statement  of  operations  for the year ended  November  30,
                    2006. (1)

               iv. Statement of cash flows for the year ended November 30, 2006. (1)

               v. Statement of changes in net assets for each of the years ended November 30, 2005 and 2006. (1)

               vi.  Schedule of Investments as of November 30, 2006. (1)

     2.   Exhibits

          a.   Fund's Charter

               i.   Articles of Incorporation of the Fund dated October 27, 1972
                    (2)

               ii.  Articles of Amendment dated October 9, 1991 (2)

               iii. Articles of Amendment dated November 20, 1998 (2)

               iv.  Articles Supplementary dated January 27, 2000(2)

               v.   Articles of Amendment dated April 26, 2002(2)

               vi.  Articles of Amendment dated October 21, 2002(2)

               vii. Articles of Amendment dated October 23, 2002(2)

               viii. Articles Supplementary dated April 8, 2004(3)

               ix.  Articles of Amendment and Restatement dated May 18, 2004(3)

               x.   Articles of Amendment dated April 25, 2005(3)

               xi.  Articles of Amendment dated May 25, 2005(3)

               xii. Articles  Supplementary  Creating  and  Fixing the Rights of
                    Preferred Stock dated October 14 , 2005(4)


          b.   Amended and Restated By-laws of the Fund (6)


          c.   Not applicable

          d.   Share certificate and Subscription Documents

               i.   Form of Subscription Certificate (8)

               ii. Form of Broker Certification and Request for Additional Rights (7)

               iii. Form of Notice of Guaranteed Delivery (7)

               iv. Information Agent Fee Agreement among the Fund and Morrow & Co., Inc. (7)

               v. Subscription Agent Fee Agreement among the Fund and Colbent Corporation. (7)

          e.   Dividend Reinvestment Plan (3)

          f.   Not applicable

          g.   Investment Advisory Agreements

               i. Amended and Restated Investment Advisory between the Fund and Boulder Investment Advisers, L.L.C. ("BIA") dated April 26, 2002 (2)

               ii. Amended and Restated Investment Advisory Agreement between the Fund and Stewart Investment Advisers, Ltd. ("SIA") dated April 26, 2002 (2)

          h. Form of Purchase Agreement between the Fund, BIA and Merrill Lynch (5)

          i.   Not applicable.

          j. Custody Agreement between the Fund and Investors Bank & Trust Company (3)

          k.   Other Agreements

               i.   Transfer  Agency  Agreement  between the Fund and PFPC, Inc.
                    (3)

               ii.  Administration   Agreement   between   the   Fund  and  Fund
                    Administrative Services, LLC. (3)

               iii. Amendment to  Administration  Agreement between the Fund and
                    Fund Administrative Services, LLC (3)

               iv. Administration Agreement between the Fund and Investors Bank & Trust Company (3)

               v.   Collateral Securities Account Agreement (3)

               vi. Loan and Pledge Agreement between the Fund and Custodial Trust Company (3)

               vii. Delegation  Agreement  between the Fund and Investors Bank &
                    Trust Company (3)

               viii. Auction Agency Agreement between the Fund and Deutsche Bank
                    Americas Trust Company (5)

               ix. Broker-Dealer Agreement between the Fund, Bankers Trust Company & Merrill Lynch (5)

          l.   Opinions of Counsel

               i.   Not applicable


               ii.  Opinion and consent of Venable LLP (8)


          m. Consent to Service of Process with respect to Stewart West Indies Trading Company, Ltd. (SIA) (5)


          n.   Consent of Deloitte & Touche LLP. (7)


          o.   Not applicable

          p.   Not applicable

          q.   Not applicable

          r.   Code of Ethics of the Fund, BIA and SIA (9)

          s.   Power of Attorney (included on signature page)

          t.   Financial Data Schedule (EDGAR version only)

(1) Incorporated herein by reference to the Registrant's Form N-CSR filed on February 8, 2007, for year ending November 30, 2006 (Investment Company Act File No. 811-02328; EDGAR Accession No. 0001104659-07-008716).

(2) Incorporated herein by reference to Amendment No. 8 to the Registration Statement on Form N-2/A of the Registrant filed on November 20, 2002 (Securities Act File No. 33-100634; EDGAR Accession Number 0000950117-02-002800.

(3) Incorporated hereby by reference to Amendment No. 9 to the Registration Statement on Form N-2/A of the Registrant filed on July 11, 2005 (Securities Act File No. 333-126503; EDGAR Accession Number 0001099343-05-000027.

(4) Incorporated hereby by reference to Amendment No. 11 to the Registration Statement on Form N-2/A of the Registrant filed on October 11, 2005 (Securities Act File No. 333-126503; EDGAR Accession Number 0001099343-05-000040.

(5) Incorporated hereby by reference to Amendment No. 10 to the Registration Statement on Form N-2/A of the Registrant filed on October 7, 2005 (Securities Act File No. 333-126503; EDGAR Accession Number 0001099343-05-000038.

(6) Incorporated hereby by reference to Amendment No. 13 to the Registration Statement on Form N-2 of the Registrant filed on May 7, 2007 (Securities Act File No. 333-142681; EDGAR Accession Number 0001099343-07-000061.


(7) Incorporated hereby by reference to Amendment No. 15 to the Registration Statement on Form N-2 of the Registrant filed on August 8, 2007 (Securities Act File No. 333-142681; EDGAR Accession Number 0001099343-07-000079.


(8) To be filed herewith.

(9) Incorporated hereby by reference to Amendment No. 14 to the Registration Statement on Form N-2 of the Registrant filed on July 20, 2007 (Securities Act File No. 333-142681; EDGAR Accession Number 0001099343-07-000074.


Item 25. Marketing Arrangements.   Not Applicable.


Item 26. Other Expenses of Issuance and Distribution. The Fund expects to incur approximately $158,000 of expenses in connection with the Offering. The following table identifies the significant expenses associated with the Offering.




NYSE Fees                                                             $3,600
Printing Costs                                                        $14,000
Fees and Expenses of Qualification Under State Securities Laws        $ -
Auditing Fees and Expenses                                            $5,000
Legal Fees and Expenses                                               $87,500
Subscription Agent Expense                                            $20,000
Information Agent Expenses                                            $10,000
Street Account Proxy - Direct Bill from ADP                           $8,000
Underwriter Expenses                                                  $ -
Postage and Delivery Charges                                          $5,000
Miscellaneous                                                         $5,000
TOTAL ESTIMATED COSTS                                                 $158,100



Item 27.  Persons controlled by or under common control with the Fund.  None.

Item 28.  Number of Holders of Shares.




--------------------------------------------------------------- ---------------------------------------------------------
Title of Class                                                  Record Holders as of August 1, 2007
--------------------------------------------------------------- ---------------------------------------------------------


Common Stock, par value $.01 per share                          8,109
--------------------------------------------------------------- ---------------------------------------------------------

--------------------------------------------------------------- ---------------------------------------------------------
Taxable Auction Market Preferred Stock,

Par value $.01 per share                                         1,000
--------------------------------------------------------------- ---------------------------------------------------------


Item 29. Indemnification. Section 2-418 of the General Corporation Law of the State of Maryland, Article VIII of the Registrant's Articles of Incorporation (incorporated by reference as an Exhibit to this Registration Statement),
Article 5.2 of the Registrant's By-laws (incorporated by reference as an Exhibit to this Registration Statement), the Investment Advisory Agreements (incorporated by reference as an Exhibit to this Registration Statement) provide for indemnification. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of the Investment Adviser. Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of its investment advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by that entity or those of its officers and directors during the past two years, by incorporating herein by reference the information contained in the current Form ADV filed with the Securities and Exchange Commission by each of BIA and SIA on March 29, 2007 pursuant to the Investment Advisers Act of 1940, as amended.

Item 31.  Location of Accounts and Records.

Fund Administrative Services, L.L.C.                 Co-Administrator
2344 Spruce Street, Suite A
Boulder, CO 80302


State Street Bank and Trust Company                  Co-Administrator
200 Clarendon Street
PO Box 9130
Boston, MA 02117


PFPC, Inc.                                           Transfer Agent for Common Shares
400 Bellevue Parkway
Wilmington, DE 19809


State Street Bank and Trust Company                  Custodian
200 Clarendon Street
PO Box 9130
Boston, MA 02117

Deutsche Bank Trust Company Americas                 Transfer Agent for Auction
280 Park Avenue, 9th Floor                           Market Preferred Stock
New York, NY 10017



Item 32.  Management Services. Not applicable.

Item 33.  Undertakings

     1. The Registrant hereby undertakes to suspend the offering of the Rights until it amends its Prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (b) the net asset value per share increases to an amount greater than the estimated net proceeds from the Offering as stated in the Prospectus.

     2.   Not applicable.

     3.   Not applicable.

     4.   Not applicable.

     5.   The Registrant hereby undertakes that:

          a. for the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance on Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          b. for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, any Statement of Additional Information.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boulder and the State of Colorado, on the 8th day of August, 2007


                                       BOULDER GROWTH & INCOME FUND, INC.


                                       By:      /s/ Stephen C. Miller

                                                President

POWER OF ATTORNEY

KNOW ALL PEOPLE BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Stephen C. Miller and Carl D. Johns, and each and any of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and his name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement for the Boulder Total Return Fund, Inc. on Form N-2, and to sign any registration statement that is to be effective upon filing pursuant to Rule 462 promulgated under the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated




Signature                                             Title                                                       Date
----------------------------------------------------- ------------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------------
/s/ Stephen C. Miller                                 Chief Executive Officer and President                       August 8, 2007
----------------------------------------------------- ------------------------------------------------------------------------------
/s/ John S. Horejsi*                                  Director                                                    August 8, 2007
/s/ Susan L. Ciciora*                                 Director                                                    August 8, 2007
/s/ Joel L. Looney*                                   Director and Chairman of the Board                          August 8, 2007
/s/ Dr. Dean L. Jacobson*                             Director                                                    August 8, 2007
/s/ Richard I. Barr*                                  Director                                                    August 8, 2007
/s/ Carl D. Johns*                                    Chief Financial Officer, Chief Accounting Officer,          August 8, 2007
                                                      Vice President and Treasurer




*By Stephen C. Miller, attorney in fact